VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.5%
		Communication Services: 4.8%
40,364		CBS Corp. - Class B	$1,629,495	0.4
22,803	(1)	Charter Communications, Inc.	9,397,572	2.2
117,538		Comcast Corp. – Class A	5,298,613	1.2
2,263,513		Vodafone Group PLC	4,509,587	1.0
			20,835,267	4.8

		Consumer Discretionary: 8.3%
216,734	(1)	Capri Holdings Ltd.	7,186,899	1.6
175,922		Carnival Corp.	7,689,551	1.8
154,147		eBay, Inc.	6,008,650	1.4
317,193		General Motors Co.	11,888,394	2.7
1,306,532		Kingfisher PLC	3,320,385	0.8
			36,093,879	8.3

		Consumer Staples: 8.0%
63,804		Kellogg Co.	4,105,788	1.0
198,215		Mondelez International, Inc.	10,965,254	2.5
165,055		Philip Morris International, Inc.	12,532,626	2.9
172,262	(1)	US Foods Holding Corp.	7,079,968	1.6
			34,683,636	8.0

		Energy: 10.7%
1,124,908		BP PLC	7,121,490	1.6
188,897		Canadian Natural Resources Ltd.	5,025,942	1.2
50,609		Chevron Corp.	6,002,227	1.4
281,164		Devon Energy Corp.	6,764,806	1.6
423,607		Marathon Oil Corp.	5,197,658	1.2
340,177		Royal Dutch Shell PLC - Class A	9,976,646	2.3
260,814		TechnipFMC PLC	6,296,050	1.4
			46,384,819	10.7

		Financials: 23.9%
267,916		American International Group, Inc.	14,922,921	3.4
155,213		AXA Equitable Holdings, Inc.	3,439,520	0.8
430,454		Bank of America Corp.	12,556,343	2.9
91,674		BB&T Corp.	4,892,641	1.1
173,985		Citigroup, Inc.	12,018,884	2.8
217,724		Citizens Financial Group, Inc.	7,700,898	1.8
34,356		Goldman Sachs Group, Inc.	7,119,594	1.6
53,688		JPMorgan Chase & Co.	6,318,541	1.5
251,957		Morgan Stanley	10,751,005	2.5
74,078		PNC Financial Services Group, Inc.	10,382,772	2.4
124,147		Wells Fargo & Co.	6,261,975	1.4
38,206		Willis Towers Watson PLC	7,372,612	1.7
			103,737,706	23.9

		Health Care: 16.5%
57,653	(1)	Alcon, Inc.	3,362,893	0.8
17,445		Anthem, Inc.	4,188,545	1.0
124,157		Bristol-Myers Squibb Co.	6,296,001	1.4
40,916	(1)	Celgene Corp.	4,062,959	0.9
110,471		CVS Health Corp.	6,967,406	1.6
106,732		Johnson & Johnson	13,808,986	3.2
43,587		McKesson Corp.	5,956,599	1.4
53,243		Medtronic PLC	5,783,255	1.3
53,455		Novartis AG	4,639,198	1.0
119,994		Pfizer, Inc.	4,311,384	1.0
65,304		Sanofi	6,049,314	1.4
46,113		Zimmer Biomet Holdings, Inc.	6,329,932	1.5
			71,756,472	16.5

		Industrials: 6.9%
90,289		CSX Corp.	6,254,319	1.4
53,323		General Dynamics Corp.	9,743,712	2.3
52,853		Ingersoll-Rand PLC - Class A	6,512,018	1.5
168,798		Johnson Controls International plc	7,408,544	1.7
			29,918,593	6.9

		Information Technology: 10.6%
29,242		Apple, Inc.	6,549,331	1.5
130,841		Cisco Systems, Inc.	6,464,854	1.5
83,378		Cognizant Technology Solutions Corp.	5,024,775	1.1
158,921		Intel Corp.	8,189,199	1.9
27,007		NXP Semiconductor NV - NXPI - US	2,947,004	0.7
201,919		Oracle Corp.	11,111,602	2.5
78,138		Qualcomm, Inc.	5,960,367	1.4
			46,247,132	10.6

		Materials: 3.6%
139,223		Corteva, Inc.	3,898,244	0.9
76,962		Dow, Inc.	3,667,240	0.9
56,784		DowDuPont, Inc.	4,049,267	0.9
76,856		Nutrien Ltd.	3,833,577	0.9
			15,448,328	3.6

		Utilities: 2.2%
26,711		Duke Energy Corp.	2,560,516	0.6
69,492		Exelon Corp.	3,357,159	0.8
73,235		FirstEnergy Corp.	3,532,124	0.8
			9,449,799	2.2

	Total Common Stock
	(Cost $361,621,471)		414,555,631	95.5

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.4%
		Mutual Funds: 4.4%
19,034,450	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.860%
	(Cost $19,034,450)	$19,034,450	4.4

	Total Short-Term Investments
	(Cost $19,034,450)	19,034,450	4.4

	Total Investments in Securities (Cost $380,655,921)	$433,590,081	99.9
	Assets in Excess of Other Liabilities	452,295	0.1
	Net Assets	$434,042,376	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of September 30, 2019.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Common Stock
Communication Services	$16,325,680	$4,509,587	$–	$20,835,267
Consumer Discretionary	32,773,494	3,320,385	–	36,093,879
Consumer Staples	34,683,636	–	–	34,683,636
Energy	29,286,683	17,098,136	–	46,384,819
Financials	103,737,706	–	–	103,737,706
Health Care	57,705,067	14,051,405	–	71,756,472
Industrials	29,918,593	–	–	29,918,593
Information Technology	46,247,132	–	–	46,247,132
Materials	15,448,328	–	–	15,448,328
Utilities	9,449,799	–	–	9,449,799
Total Common Stock	375,576,118	38,979,513	–	414,555,631
Short-Term Investments	19,034,450	–	–	19,034,450
Total Investments, at fair value	$394,610,568	$38,979,513	$–	$433,590,081
Other Financial Instruments+
Forward Foreign Currency Contracts	–	252,300	–	252,300
Total Assets	$394,610,568	$39,231,813	$–	$433,842,381
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(3,123)	$–	$(3,123)
Total Liabilities	$–	$(3,123)	$–	$(3,123)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

At September 30, 2019, the following forward foreign currency contracts were outstanding for VY® Invesco Growth and Income Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD 131,756	USD 99,327	State Street Bank and Trust Co.	10/11/19	$138
CAD 73,669	USD 55,562	State Street Bank and Trust Co.	10/11/19	52
CHF 101,047	USD 101,986	State Street Bank and Trust Co.	10/11/19	(655)
EUR 93,880	USD 103,484	State Street Bank and Trust Co.	10/11/19	(1,083)
USD 13,342	CHF 13,179	State Street Bank and Trust Co.	10/11/19	126
USD 19,973	GBP 16,174	State Street Bank and Trust Co.	10/11/19	79
USD 27,261	EUR 24,609	State Street Bank and Trust Co.	10/11/19	418
USD 36,629	CAD 48,169	State Street Bank and Trust Co.	10/11/19	266
USD 4,092,695	EUR 3,693,691	State Street Bank and Trust Co.	10/11/19	63,746
USD 6,191,328	CHF 6,115,051	State Street Bank and Trust Co.	10/11/19	59,121
USD 9,000,766	GBP 7,277,927	State Street Bank and Trust Co.	10/11/19	48,635
USD 470,243	GBP 380,927	State Street Bank and Trust Co.	10/11/19	1,688
USD 241,643	CAD 318,763	State Street Bank and Trust Co.	10/11/19	1,004
USD 329,400	CAD 437,769	State Street Bank and Trust Co.	10/11/19	(1,078)
USD 173,284	EUR 157,213	State Street Bank and Trust Co.	10/11/19	1,802
USD 174,818	EUR 158,923	State Street Bank and Trust Co.	10/11/19	1,471
USD 56,649	CAD 75,086	State Street Bank and Trust Co.	10/11/19	(35)
USD 184,689	EUR 168,588	State Street Bank and Trust Co.	10/11/19	799
USD 72,527	EUR 66,230	State Street Bank and Trust Co.	10/11/19	286
CAD 90,671	USD 68,486	State Street Bank and Trust Co.	10/11/19	109
USD 457,274	GBP 371,710	State Street Bank and Trust Co.	10/11/19	(272)
USD 3,358,781	CAD 4,415,940	The Bank of New York Mellon	10/11/19	25,120
USD 9,002,048	GBP 7,279,941	The Bank of New York Mellon	10/11/19	47,440
				$249,177

Currency Abbreviations
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound
USD	-	United States Dollar

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $382,268,936.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$72,289,841
Gross Unrealized Depreciation	(20,470,786)
Net Unrealized Appreciation	$51,819,055